Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss			$ (12,537,472)	$ 4,464,079
Adjustments to reconcile net loss to net cash used in operating activities:
Interest income on investments held in Trust Account			(548,676)	(5,813,213)
Change in fair value of convertible note			9,105,853
Interest expense			891,624	8,966
Increase in current assets
Prepaid expenses			71,884	599,440
Increase in current liabilities
Accounts payable and accrued liabilities			878,609	(28,629)
Due from related party			(36,503)
Due to affiliate			120,000	116,250
Net cash flows used in operating activities			(2,054,680)	(653,107)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account in connection with redemptions			13,781,323	284,916,127
Net cash provided by (used in) investing activities			13,781,323	284,916,127
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Recapitalization			1,711,313
Redemption of ordinary shares			(13,781,323)	(284,916,127)
Proceeds from Sponsor note			343,367	155,848
Net cash flows provided by financing activities			(11,726,643)	(284,760,279)
NET CHANGE IN CASH				(497,259)
CASH, BEGINNING OF THE PERIOD				497,259
CASH, END OF THE PERIOD
Supplemental disclosure of noncash activities:
Deferred underwriting commissions payable charged to additional paid in capital				(10,812,500)
Remeasurement of Class A ordinary shares to redemption value			548,676	5,813,213
Sponsor shares contributed for no redemption of shares			784,302	118,298
Conversion of Class B shares to Class A				719
Aspire Biopharma Inc [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss			(1,309,872)	(359,070)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization
Stock based compensation			356,032	100,000
Interest expense			97,988
Increase in current assets
Prepaid expenses			(109,356)	(12,500)
Subscription Receivable
Increase in current assets			(109,356)	(12,500)
Increase in current liabilities
Accounts payable and accrued liabilities			247,846	50,038
Short-term loans from shareholders (net)			906,196	332,668
Increase in current liabilities			1,154,042	382,706
Net cash flows used in operating activities			(265,186)	11,136
Cash Flows from Investing Activities:
Net cash provided by (used in) investing activities
CASH FLOWS FROM FINANCING ACTIVITIES
Series A Preferred stock, par value $0.0001			32
Additional paid in capital			257,613
Net cash flows provided by financing activities			257,645
NET CHANGE IN CASH			(7,541)	11,136
CASH, BEGINNING OF THE PERIOD	3,633	11,174	11,174	38
CASH, END OF THE PERIOD			3,633	11,174
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for income taxes			1,013
Note Payable addition from OID			280,549
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	(17,922,621)	(327,893)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of derivative liabilities	384,318
Loss on extinguishment of debt	364,109
Stock based compensation	14,131,250
Interest expense	817,824
Increase in current assets
Prepaid expenses	(553,833)	5,000
Increase in current liabilities
Accounts payable	1,041,420	(11,244)
Accrued expenses	(15,359)
Other current liabilities	(111,026)	150
Due from related party	(1,027,920)	84,772
Net cash flows used in operating activities	(2,891,838)	(249,215)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of notes payable – related party	(221,390)
Proceeds from issuance of convertible notes	3,000,000
Proceeds from notes payable - related party	50,000
Issuance of common stock		257,645
Proceeds from Recapitalization	265,828
Net cash flows provided by financing activities	3,094,438	257,645
NET CHANGE IN CASH	202,600	8,430
CASH, BEGINNING OF THE PERIOD	3,633	11,174	11,174
CASH, END OF THE PERIOD	206,233	19,604	$ 3,633	$ 11,174
Supplemental disclosure of cash flow information:
Accounts payable, accrued liabilities and other current liabilities combined	1,577,057
Promissory Note fee – related party combined	1,000,000
Subscription agreement loans combined	1,828,098
Loan and transfer note payable combined	499,214
Forward purchase agreement liability combined	49,034
Issuance of Class A ordinary shares for services	$ 14,448,500